Annual Fund Operating Expenses (Invesco Small Cap Equity Fund, Institutional Class, Invesco Small Cap Equity Fund)	12 Months Ended
May 02, 2011
Invesco Small Cap Equity Fund | Institutional Class, Invesco Small Cap Equity Fund
Annual Fund Operating Expenses
Management Fees	0.74%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.15%
Total Annual Fund Operating Expenses	0.89%